Note 11 - Preferred Shares (Details Textual) - USD ($)					1 Months Ended	6 Months Ended
	Jun. 10, 2019	Jan. 29, 2019	May 30, 2018	Jan. 27, 2014	Sep. 30, 2015	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Payments for Repurchase of Redeemable Preferred Stock						$ 11,686,000
Dividends, Preferred Stock, Total						949,152	$ 850,708
Series B Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock				$ 29,000,000
Preferred Stock, Redemption Price Per Share				$ 1,000
Preferred Stock, Dividend Rate, Percentage	4.00%
Preferred Stock Additional Cash Dividend Under Specified Conditions Percentage				40.00%
Convertible Preferred Stock, Conversion Price Per Share					$ 12.25
Payments for Repurchase of Redeemable Preferred Stock	$ 11,700,000
Percentage of Outstanding Preferred Stock Redeemed	59.40%
Preferred Stock, Value, Outstanding	$ 8,000,000
Dividends, Preferred Stock, Total						949,152
Dividends, Paid-in-kind, Total						78,639
Preferred Stock, Redemption Amount						$ 8,000,000
Preferred Stock Voting Percentage of Number of Shares Convertible of Common Stock						50.00%
Series B Preferred Stock [Member] | Maximum [Member] | First Five Years [Member]
Preferred Stock, Dividend Rate, Percentage				5.00%
Series B Preferred Stock [Member] | Maximum [Member] | Next Two Years [Member]
Preferred Stock, Dividend Rate, Percentage		12.00%
Series B Preferred Stock [Member] | Maximum [Member] | After Two Years [Member]
Preferred Stock, Dividend Rate, Percentage		14.00%
TCP [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues				25,000
Friends Investment Company Inc. [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues				5,700
Eurodry [Member]
Percentage of Preferred Stock Outstanding								50.00%
Common Stock, Value, Distributed			$ 2,254,830
Eurodry [Member] | Series B Preferred Stock [Member]
Preferred Stock Distributed			19,042
Eurodry [Member] | Ordinary Preferred Stock [Member]
Preferred Stock, Value, Distributed			$ 14,500,000
Eurodry [Member] | Preferred Stock Issued as Dividends [Member]
Preferred Stock, Value, Distributed			$ 3,692,131